WADDELL & REED ADVISORS FUNDS
6300 LAMAR AVENUE
P.O. BOX 29217
SHAWNEE MISSION, KS 66201-9217

March 18, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Waddell & Reed Advisors Funds
CIK #1072962

Dear Sir or Madam:

We are transmitting herewith for filing through EDGAR a registration statement on Form N-14 under the Securities Act of 1933 for the above-referenced registrant.

These shares are being registered pursuant to a Plan of Reorganization and Termination pursuant to which the Registrant will transfer all of its assets under the Waddell & Reed Advisors Retirement Shares to the Waddell & Reed Advisors Continental Income Fund, also a series of the Registrant, and the Waddell & Reed Advisors Continental Income Fund will assume all of the liabilities of the Waddell & Reed Advisors Retirement Shares.

If you have any questions or require additional information, please contact me at 913-236-2432. Thank you for your attention to this matter.

Very truly yours,

/s/ Mara Herrington
Mara Herrington Vice President and Secretary